Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Continuing operations
Sales	£ 3,397	£ 3,869	£ 4,129
Cost of goods sold	(1,767)	(1,858)	(1,943)
Gross profit	1,630	2,011	2,186
Operating expenses	(1,402)	(1,806)	(1,907)
Other net gains and losses	178	16	230
Share of results of joint ventures and associates	5	54	44
Operating profit	411	275	553
Finance costs	(107)	(84)	(91)
Finance income	50	41	36
Profit before tax	354	232	498
Income tax	(44)	34	92
Profit for the year	310	266	590
Attributable to:
Equity holders of the company	£ 310	264	588
Non-controlling interest		£ 2	£ 2
Earnings per share attributable to equity holders of the company during the year (expressed in pence per share)
- basic	£ 41.0	£ 34.0	£ 75.6
- diluted	£ 41.0	£ 34.0	£ 75.5